Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
The income taxes shown in the consolidated statements of comprehensive loss differ from the amounts obtained by applying statutory rates to the loss before income taxes due to the following:

The income taxes shown in the consolidated statements of comprehensive loss differ from the amounts obtained by applying statutory rates to the loss before income taxes due to the following:

	2021	2020	2019
	$	$	$
Net loss for the year	(1,652,000)	(1,285,000)	(630,000)
Statutory tax rate	27%	27%	27%
Expected income tax recovery	(446,000)	(347,000)	(170,000)
Decrease to income tax recovery due to:
Non-deductible permanent differences	135,000	79,000	16,000
Temporary differences	(516,000)	6,000	—
(Over) under provided in prior years	—	(278,000)	13,000
Change in tax assets not recognized	827,000	540,000	141,000
Income tax recovery	—	—	—

The significant components of the Company’s deferred tax assets are as follows:

The significant components of the Company’s deferred tax assets are as follows:

	December 31, 2021	December 31, 2020
	$	$
Share issuance costs	529,000	18,000
Cumulative eligible capital	105,000	100,000
Operating losses carried forward	1,652,000	1,341,000
Total deferred tax assets	2,286,000	1,459,000
Deferred tax assets not recognized	(2,286,000)	(1,459,000)
	—	—

The losses expire as follows:

The realization of income tax benefits related to these deferred potential tax deductions is not probable. Accordingly, no deferred income tax assets have been recognized for accounting purposes. The Company has Canadian non-capital losses carried forward of approximately $6,119,000 that may be available for tax purposes. The losses expire as follows:

Expiry date	$
2032	135,000
2033	748,000
2034	325,000
2035	287,000
2036	364,000
2037	618,000
2038	1,089,000
2039	553,000
2040	847,000
2041	1,153,000
Total	6,119,000